Fair Value (Quantitative Information) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.00%	(0.44%)
Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.00%	0.18%
Credit contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.00%	0.97%
Credit contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.00%	0.98%
Equity market contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	10.00%	40.00%
Volatility	11.00%	14.00%
Equity market contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	30.00%	40.00%
Volatility	31.00%	32.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	0.00%	0.00%
Withdrawal rates	0.25%	0.25%
Long-term equity volatilities	17.40%	17.40%
Nonperformance risk spread	0.64%	0.04%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	0.25%	0.25%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	1.50%	2.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	1.50%	2.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.00%	0.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.04%	0.04%
Embedded derivatives direct and assumed guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.26%	0.26%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	25.00%	25.00%
Withdrawal rates	10.00%	10.00%
Long-term equity volatilities	25.00%	25.00%
Nonperformance risk spread	1.43%	0.57%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.09%	0.09%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.65%	0.65%
Embedded derivatives direct and assumed guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 61 - 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	100.00%	100.00%
U.S. corporate and foreign corporate securities | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Offered Quotes Matrix Pricing	$ 93	$ 18
Offered quotes		37
Quoted prices	0	13
U.S. corporate and foreign corporate securities | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Offered Quotes Matrix Pricing	142	138
Offered quotes		109
Quoted prices	443	700
U.S. corporate and foreign corporate securities | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Offered Quotes Matrix Pricing	111	104
Offered quotes		85
Quoted prices	77	99
RMBS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	3	38
RMBS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	107	111
RMBS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	95	91
CMBS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	105	99
Quoted prices	8	20
CMBS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	105	99
Quoted prices	104	104
CMBS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	105	99
Quoted prices	88	104
ABS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	100	98
Quoted prices	100	94
ABS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	100	100
Quoted prices	104	106
ABS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	100	99
Quoted prices	$ 101	$ 100